Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Matching loans to related parties	$ 174,574	$ 0
Due from 7Road	20,579	0
Rental deposits	6,268	6,158
Refundable corporate income tax	6,115	0
Prepaid cost of revenue	5,615	7,383
Deferred tax assets	4,673	4,918
Others	14,568	16,386
Total	$ 232,392	$ 34,845